Pixelpin Acquisition and Patent Approvals	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Pixelpin Acquisition and Patent Approvals
Pixelpin Acquisition and Patent Approvals

2.    Pixelpin Acquisition and Patent Approvals

On February 23, 2021, Trust Stamp Malta completed an agreement to acquire Pixelpin, an image-based “Pin-on-Glass” account access solution that alleviates pain-points of traditional login methods while ensuring the security of authentication. The Company paid $92 thousand in cash as consideration for the asset purchase of software intellectual property including VAT taxes. The asset acquisition was recorded at 100% of the fair value of the net assets acquired. The allocation of the consideration to the fair value of 100% of the net assets acquired at the date of acquisition is as follows:

Fair Value
Trade name and trademarks	$90,621
Foreign currency translation	1,133
Total acquisition	$91,754

On June 1, 2022, Trust Stamp Malta received a $13 thousand refund for the VAT taxes paid in the Pixelpin acquisition transaction and the Company applied the refund to reduce the asset’s carrying value to $78 thousand.

In addition to the acquisition, the Company experienced continued growth in its robust intellectual property portfolio adding a total of $103 thousand in patent investments with eight new patent issuances and twelve new patent filings during the nine months ended September 30, 2022.

2.    Pixelpin Acquisition and Patent Approvals

On February 23, 2021, Trust Stamp Malta completed an agreement to acquire Pixelpin, an image-based “Pin-on-Glass” account access solution that alleviates pain-points of traditional login methods while ensuring the security of authentication. The Company paid $91 thousand in cash as consideration for the asset purchase of software intellectual property. The asset acquisition was recorded at 100% of the fair value of the net assets acquired. The allocation of the consideration to the fair value of 100% of the net assets acquired at the date of acquisition is as follows:

Fair Value
Trade name and trademarks	$90,621
Foreign currency translation	1,133
Total	$91,754

In addition to the acquisition, the Company experienced continued growth in its robust intellectual property portfolio adding a total of $161 thousand investment with three new patent issuances and eleven new patent filings during the year ended December 31, 2021.